Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 495,990	$ 643,008
Other receivables:
Total loans receivables and other financing receivables	633,151	927,693
Performing | Payment activity
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	495,990	643,008
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	5,476	12,171
Performing | Other internal metrics
Other receivables:
Advances to equity-accounted joint ventures	$ 131,685	$ 272,514